Employee Benefit Plan (Details) - USD ($) $ in Millions	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Discretionary contributions by employer	$ 0.9	$ 1.0	$ 1.3	$ 1.6	$ 2.2
Contribution for retirement and post-employment plans	$ 0.4	$ 0.5	$ 0.6	$ 2.7	$ 0.9